Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income tax (expense) benefit	$ 6,759	$ 6,022
Effective income tax rate reconciliation percentage	22.20%	24.60%
Effective income tax rate reconciliation at federal statutory income tax rate	19.00%
Tax valuation allowance relating to foreign currency exchange gain loss	$ 411
Income tax reconciliation valuation difference between federal and state income taxes	$ 161